Dividend and Equity Distribution	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Dividend and Equity Distribution
Dividend and Equity Distribution

8.                                      Dividend and Equity Distribution

On June 8, 2011 the Company and Parent’s Boards of Directors declared a dividend of $0.12 per share to the Parent’s shareholders of record on June 10, 2011 and a $0.12 per share equity distribution to be paid to the holders of vested options on the Parent’s stock as of June 10, 2011, subject to the consummation of the note offering which occurred on June 17, 2011 (see Note 9, Long-term Debt), and payable on July 1, 2011.

Also on June 8, 2011, the Boards of Directors declared an equity distribution of $0.12 per option to holders of outstanding options on the Parent’s stock on June 10, 2011 that are scheduled to vest on December 31, 2011, 2012, 2013, 2014, and 2015.

Our consolidated balance sheets as of December 31, 2011 and September 30, 2012 reflect the decrease in shareholders’ equity for dividends paid to Parent shareholders and distributions to vested option holders on July 1, 2011 and distributions payable to vested option holders on December 31, 2011, as well as estimated amounts to be paid to holders of options expected to vest on December 31, 2012 through 2015 based on an estimated option forfeiture rate of 2% annually.  Our consolidated balance sheet also reflects the related current dividend payable and long-term dividend payable included in Payable to Parent.

7. Dividend and Equity Distribution

        On June 8, 2011 the Company and Parent's Boards of Directors declared a dividend of $0.12 per share to the Parent's shareholders of record on June 10, 2011 and a $0.12 per share equity distribution to be paid to the holders of vested options on the Parent's stock as of June 10, 2011, subject to the consummation of the note offering which occurred on June 17, 2011 (see Note 8, Long-term Debt), and payable on July 1, 2011.

        Also on June 8, 2011, the Boards of Directors declared an equity distribution of $0.12 per option to holders of outstanding options on the Parent's stock on June 10, 2011 that are scheduled to vest on December 31, 2011, 2012, 2013, 2014, and 2015.

        Our consolidated balance sheet as of December 31, 2011 reflects the decrease in shareholders' equity for dividends paid to Parent shareholders and distributions to vested option holders on July 1, 2011, options that vested at December 31, 2011, which were not yet paid, as well as estimated amounts to be paid to holders of options expected to vest on December 31, 2012 through 2015 based on an estimated option forfeiture rate of 2% annually. Our consolidated balance sheet also reflects the related current dividend payable and long-term dividend payable included in Payable to Parent.